Goodwill and Other Intangibles (Tables)	9 Months Ended
Sep. 30, 2017
Goodwill And Intangible Assets Disclosure [Abstract]
Changes in the Carrying Amount of Goodwill

Changes in the carrying amount of goodwill for the nine months ended September 30, 2017 are as follows:

	Agricultural Equipment	Construction Equipment	Commercial Vehicles	Powertrain	Financial Services	Total
	(in millions)
Balance at January 1, 2017	$1,648	$588	$55	$5	$153	$2,449
Foreign currency translation and other	7	5	8	—	3	23
Balance at September 30, 2017	$1,655	$593	$63	$5	$156	$2,472

Other Intangible Assets and Related Accumulated Amortization

As of September 30, 2017 and December 31, 2016, the Company’s other intangible assets and related accumulated amortization consisted of the following:

		September 30, 2017			December 31, 2016
	Weighted Avg. Life	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
		(in millions)
Other intangible assets subject to amortization:
Dealer networks	15	$305	$173	$132	$316	$168	$148
Patents, concessions and licenses and other	5-25	1,820	1,454	366	1,649	1,284	365
		2,125	1,627	498	1,965	1,452	513
Other intangible assets not subject to amortization:
Trademarks		274	—	274	274	—	274
Total Other intangible assets		$2,399	$1,627	$772	$2,239	$1,452	$787